INVENTORIES (Details Narrative) - Cost of sales [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provision for impairment of inventories	$ 1,385,512	$ 1,933,391
Adjustments for inventories written off	$ 1,060,259	$ 1,933,391